Schedule of Investments (unaudited) April 30, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%

Corporate — 0.2%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$645	$655,071

New York — 93.2%

Corporate — 2.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	420	430,669
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	2,660	3,044,926
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	120	114,118
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	976,297
AMT, 5.00%, 10/01/40	2,750	2,808,998
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,180	994,552
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,309,874

		10,679,434

County/City/Special District/School District — 18.3%
Battery Park City Authority, RB, Sustainability Bonds, 4.00%, 11/01/44	2,280	2,296,856
City of New York, GO
Series A-1, 4.00%, 09/01/46	800	777,754
Series B, 5.25%, 10/01/39	525	604,425
Series B, 5.25%, 10/01/40	405	464,747
Series C, 5.00%, 08/01/43	385	419,578
Series D, 5.38%, 06/01/32	25	25,046
Series D, 5.00%, 12/01/43	4,000	4,280,704
Series D-1, 4.00%, 03/01/42	545	543,262
Series E-1, 5.00%, 03/01/39	1,620	1,737,993
Series F-1, 5.00%, 03/01/43	2,000	2,195,240
Series F-1, 4.00%, 03/01/47	1,945	1,870,643
Sub-Series D-1, 5.00%, 08/01/31	1,820	1,827,333
Sub-Series E1, 4.00%, 04/01/45	1,910	1,876,806
Sub-Series F-1, 5.00%, 04/01/43	930	989,731
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,821,799
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,064,695
Series C, 5.00%, 10/01/29	500	554,781
Series C, 5.00%, 10/01/31	1,420	1,575,646
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	565	598,462
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/43	2,095	2,049,474
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/35	500	314,308
(AGC), 0.00%, 03/01/39	1,000	494,264
(AGC), 0.00%, 03/01/42	3,710	1,559,257
(AGC), 0.00%, 03/01/45	2,000	711,656
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,970	3,788,063
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A1, 5.00%, 08/01/40	1,900	2,044,744
Series D-1, 5.00%, 02/01/32	5,000	5,077,445

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series E-1, 4.00%, 02/01/49	$1,880	$1,808,746
Sub-Series A-3, 4.00%, 08/01/43	1,035	1,026,342
Sub-Series B1, 5.00%, 11/01/35	425	434,404
Sub-Series B1, 5.00%, 11/01/36	340	347,904
Sub-Series E-1, 5.00%, 02/01/39	1,015	1,074,355
Sub-Series E-1, 5.00%, 02/01/43	3,600	3,750,574
Subordinate, 4.00%, 05/01/39	2,045	2,076,655
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,113,424
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,924,188
Series A-2, Subordinate, 5.00%, 08/01/38	605	645,838
Series C-3, Subordinate, 5.00%, 05/01/41	2,445	2,608,390
Series F-1, Subordinate, 4.00%, 02/01/51	1,500	1,462,089
New York Convention Center Development Corp., RB, CAB(c)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	921,243
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	703,752
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/40	5,755	5,877,472
5.00%, 11/15/45	7,290	7,415,446
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	965	741,003
Class 2, 5.38%, 11/15/40(a)	680	680,596
Series 1, 5.00%, 11/15/44(a)	2,730	2,633,863
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB 4.00%, 05/15/52	6,500	6,194,838
Series A, 5.25%, 05/15/52	1,035	1,145,790
Series A, 5.25%, 05/15/57	360	396,748

		86,548,372

Education — 14.0%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	595	453,809
4.00%, 07/01/51	615	420,169
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	535	536,395
5.00%, 10/01/48	410	403,757
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	350,777
Build NYC Resource Corp., RB(a) 5.00%, 02/01/33	370	352,753
5.75%, 02/01/49	455	414,104
5.75%, 06/01/62	665	669,273
Series A, 5.13%, 05/01/38	660	631,865
Series A, 5.50%, 05/01/48	270	258,373
Build NYC Resource Corp., Refunding RB 5.00%, 06/01/33	300	310,173
5.00%, 06/01/35	350	361,895
5.00%, 06/01/40	690	703,868
5.00%, 11/01/47	515	579,062
Series A, 5.00%, 06/01/38	750	768,262
County of Cattaraugus New York, RB 5.00%, 05/01/34	170	171,914
5.00%, 05/01/39	125	125,671
Dobbs Ferry Local Development Corp., RB 5.00%, 07/01/39	1,000	1,026,911
5.00%, 07/01/44	500	505,866

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	$450	$472,664
5.00%, 07/01/48	680	705,991
4.00%, 07/01/49	3,000	2,869,968
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	755	791,842
4.00%, 07/01/46	1,430	1,381,374
Geneva Development Corp., RB, 5.25%, 09/01/23(d)	900	906,244
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	310	317,876
5.00%, 10/01/35	935	958,768
4.00%, 07/01/37	220	220,880
5.00%, 07/01/47	320	328,369
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(d)	960	962,891
Series A, 4.00%, 07/01/50	7,505	7,162,937
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	1,440	1,794,542
Series A, 5.25%, 07/01/24(d)	2,000	2,050,608
Series A, 5.50%, 07/01/24(d)	2,000	2,056,280
Series A, 5.00%, 07/01/43	1,260	1,329,108
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,158,048
Series A, 5.25%, 07/01/23(d)	2,820	2,829,633
Series A, 5.00%, 07/01/24(d)	500	510,758
Series A, 5.00%, 07/01/35	3,445	3,606,343
Series A, 5.00%, 07/01/37	835	863,087
Series A, 5.00%, 07/01/38	255	270,950
Series A, 5.00%, 07/01/43	2,960	3,037,327
Series A, 4.00%, 07/01/47	1,285	1,188,337
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 05/01/40	1,065	1,105,077
4.00%, 12/01/47	6,000	5,812,092
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	540	540,246
Series A, 5.00%, 07/01/42	335	335,092
Schenectady County Capital Resource Corp., Refunding RB 5.00%, 07/01/32	415	494,546
5.25%, 07/01/52	715	782,675
Troy Capital Resource Corp., Refunding RB 4.00%, 08/01/35	890	897,229
5.00%, 09/01/36	1,850	2,015,891
Trust for Cultural Resources of The City of New York, Refunding RB 5.00%, 08/01/23(d)	4,000	4,018,152
Series A, 5.00%, 07/01/37	1,105	1,131,654
Series A, 5.00%, 07/01/41	500	509,958
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	300	271,786
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	70	66,940
Series A, 5.00%, 10/15/50	115	105,140

		65,906,200

Security	Par (000)	Value

Health — 5.1%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	$335	$291,195
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	923,887
Class A, 5.50%, 07/01/47	620	551,084
Genesee County Funding Corp., Refunding RB,
Series A, 5.25%, 12/01/52	680	687,844
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	305	230,521
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	600	527,807
5.00%, 12/01/46	280	280,017
Series A, 5.00%, 12/01/32	420	420,336
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/36	2,800	2,663,993
4.00%, 12/01/46	2,680	2,279,048
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	1,000	1,000,215
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/38	890	648,984
4.00%, 07/01/39	1,165	836,426
4.00%, 07/01/47	2,090	2,007,671
4.25%, 05/01/52	3,000	2,847,378
5.00%, 05/01/52	500	526,154
Series A, 5.00%, 05/01/43	3,430	3,490,464
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,064,730
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	1,800	1,430,525
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	543,334
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	106,090
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	85,116
Westchester County Local Development Corp., Refunding RB(a) 5.00%, 07/01/41	410	333,057
5.00%, 07/01/56	465	340,154

		24,116,030

Housing — 3.8%
New York City Housing Development Corp., RB, M/F Housing
3.15%, 11/01/44	250	206,581
Class F-1, 4.30%, 11/01/37	1,000	1,004,302
Series B1, 5.25%, 07/03/23(d)	750	752,562
Series B-1, 5.00%, 07/03/23(d)	1,300	1,303,916
Series B-1, 5.25%, 07/03/23(d)	2,970	2,980,146
Series C-1A, 4.20%, 11/01/44	1,000	980,715
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC, FNMA, GNMA, SONYMA), 4.00%, 11/01/42	110	101,776
Series B-1, 4.85%, 11/01/48	1,015	1,027,524
Series E, (FNMA, SONYMA), 4.15%, 11/01/47	1,485	1,337,761
Series G, (SONYMA), 2.60%, 11/01/46	2,000	1,373,316

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series H, (FNMA, SONYMA), 4.25%, 11/01/51	$1,000	$899,777
Series J-1, 2.88%, 11/01/56	2,750	1,796,402
State of New York Mortgage Agency, RB, S/F Housing 250th Series, (SONYMA), 4.80%, 10/01/48	2,630	2,658,201
Series 239, (SONYMA), 2.70%, 10/01/47	1,995	1,601,111

		18,024,090

State — 8.6%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S1, Subordinate, (SAW), 4.00%, 07/15/45	1,500	1,470,577
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1A, (SAW), 4.00%, 07/15/39	250	255,547
Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,715	5,820,676
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	1,905	2,055,244
Series A, 5.00%, 03/15/39	760	817,609
Series A, 4.00%, 03/15/47	2,350	2,305,312
Series B, 5.00%, 03/15/38	560	598,558
Series B, 5.00%, 03/15/39	960	1,019,875
Series C, 4.00%, 03/15/45	1,225	1,228,200
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	3,045	3,329,552
Series A, 4.00%, 03/15/43	2,500	2,470,315
Series A, 4.00%, 03/15/47	1,170	1,144,528
Series C, 5.00%, 03/15/39	1,000	1,075,801
Series E, 5.00%, 03/15/41	2,200	2,370,309
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/42	500	502,561
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	1,470	1,433,834
Series A, 4.00%, 03/15/49	2,720	2,640,103
Series C, 5.00%, 03/15/30	1,885	1,887,861
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/45	3,425	3,357,236
4.00%, 03/15/46	5,000	4,922,215

		40,705,913

Tobacco — 2.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	400	398,244
5.00%, 06/01/48	550	497,015
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,400,207
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	430	405,382
Series A-2B, 5.00%, 06/01/51	2,340	2,179,329
Series C, 4.00%, 06/01/51	2,250	1,778,873
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	250	253,494
5.25%, 05/15/40	630	636,929

Security	Par (000)	Value

Tobacco (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	$910	$930,280
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	985	971,846
Sub-Series C, 5.13%, 06/01/51	1,225	1,233,552

		10,685,151

Transportation — 24.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,015	1,051,452
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,440	2,565,548
Series A, 5.00%, 02/15/42	2,255	2,353,776
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(d)	1,080	1,092,238
Series E, 5.00%, 11/15/38	5,650	5,687,505
Metropolitan Transportation Authority, Refunding RB
Series A, 4.00%, 11/15/51	8,335	8,032,723
Series A-1, 5.25%, 11/15/57	1,000	1,024,728
Series B, 5.00%, 11/15/37	1,000	1,031,534
Series D, 5.25%, 11/15/23(d)	1,660	1,678,811
Sub-Series B-1, 5.00%, 11/15/31	1,500	1,516,170
Sub-Series B-1, 5.00%, 11/15/51	480	497,832
Sub-Series B-2, 4.00%, 11/15/34	1,750	1,809,922
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,926,646
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,177,456
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	1,125	1,124,998
New York Liberty Development Corp., Refunding RB, Series 1, 3.00%, 02/15/42	1,015	807,158
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	376,316
Series A, Junior Lien, 5.00%, 01/01/46	1,285	1,317,956
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	2,500	2,537,205
Series K, 5.00%, 01/01/32	3,325	3,446,442
Series L, 5.00%, 01/01/33	90	99,921
Series L, 5.00%, 01/01/35	170	187,593
Series B, Subordinate, 4.00%, 01/01/45	7,305	7,033,619
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,522,911
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	5,000	5,403,185
AMT, 4.00%, 12/01/42	5,000	4,516,245
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,032,438
Series A, AMT, 5.00%, 07/01/46	1,040	1,029,161
Series A, AMT, 5.25%, 01/01/50	9,165	9,187,848
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	2,000	1,741,836
Port Authority of New York & New Jersey, Refunding ARB
179th Series, 5.00%, 12/01/38	820	829,806
194th Series, 5.25%, 10/15/55	2,930	3,028,360
AMT, 5.00%, 01/15/52	2,795	2,936,167
177th Series, AMT, 4.00%, 01/15/43	1,120	1,089,151
178th Series, AMT, 5.00%, 12/01/43	930	935,234
195th Series, AMT, 5.00%, 04/01/36	750	778,709

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 178th, AMT, 5.00%, 12/01/33	$750	$757,037
Series 231st, AMT, 5.50%, 08/01/47	3,000	3,342,141
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	3,039,636
Series A, 4.13%, 05/15/53	1,315	1,282,776
Series A, 5.00%, 05/15/53	2,630	2,853,968
Series A, 4.50%, 05/15/63	5,000	4,961,625
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/42	1,000	1,054,305
Series A, 4.00%, 11/15/56	1,555	1,458,564
Series B, 5.00%, 11/15/40	870	906,035
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/29	810	810,555
Series A, 5.25%, 11/15/45	1,330	1,374,216
Series A, 5.00%, 11/15/50	1,000	1,021,189
Series B, 5.00%, 11/15/37	725	776,891
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,759,259

		113,806,797

Utilities — 14.7%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,024,573
5.00%, 09/01/36	340	372,069
5.00%, 09/01/38	3,375	3,668,551
5.00%, 09/01/47	2,195	2,305,670
Series C, (AGC), 5.25%, 09/01/29	4,000	4,558,420
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,000	5,596,340
Series CC-1, 4.00%, 06/15/52	5,000	4,867,655
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	9,380,209
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	4,000	3,956,188
Series DD, 4.13%, 06/15/47	2,630	2,597,022
Series DD, 5.00%, 06/15/47	2,565	2,819,343
Series GG, 5.00%, 06/15/39	690	718,106
Series HH, 5.00%, 06/15/39	3,500	3,639,143
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	2,000	1,915,666
Series A, 4.00%, 11/15/55	8,925	8,445,549
Series A, 4.00%, 11/15/60	585	540,016
New York State Environmental Facilities Corp., RB, Series B, 5.00%, 09/15/40	635	664,079
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	3,715	4,034,735
Rockland County Solid Waste Management Authority, RB, Series A, AMT, 4.00%, 12/15/46	990	920,644
Utility Debt Securitization Authority, Refunding RB Restructured, 5.00%, 12/15/44	2,000	2,264,034
Series A, Restructured, 5.00%, 12/15/35	3,000	3,229,920

		69,517,932

Total Municipal Bonds in New York		439,989,919

Security	Par (000)	Value

Puerto Rico — 2.9%

State — 2.9%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	$2,089	$1,961,239
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	5,916	1,608,637
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	5,938	5,710,355
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,430,076
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,790,386
Series B-1, Restructured, 4.75%, 07/01/53	130	121,540
Series B-2, Restructured, 4.78%, 07/01/58	126	116,929

Total Municipal Bonds in Puerto Rico		13,739,162

Total Municipal Bonds — 96.3% (Cost: $455,924,646)		454,384,152

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 2.1%

County/City/Special District/School District — 0.5%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/36	2,250	2,288,720

Housing — 1.1%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	5,248	5,144,897

Transportation — 0.5%
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,611,681

Total Municipal Bonds in New York		10,045,298

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $10,277,581)		10,045,298

Total Long-Term Investments — 98.4% (Cost: $466,202,227)		464,429,450

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.34%(f)(g)	6,477,056	6,477,056

Total Short-Term Securities — 1.4% (Cost: $6,477,056)		6,477,056

Total Investments — 99.8% (Cost: $472,679,283)		470,906,506

Other Assets Less Liabilities — 39.2%		185,446,783

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%		(5,232,117)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.9)%		(179,068,909)

Net Assets Applicable to Common Shares — 100.0%		$472,052,263

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock New York Municipal Income Trust (BNY)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$694,571	$5,782,579	(a)	$—	$(94)	$—	$6,477,056	6,477,056	$69,945	$—

(a) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts 10-Year U.S. Treasury Note	54	06/21/23	$6,234	$(196,073)
U.S. Long Bond	99	06/21/23	13,056	(584,223)
5-Year U.S. Treasury Note	63	06/30/23	6,927	(165,839)

				$(946,135)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$454,384,152	$—	$454,384,152
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,045,298	—	10,045,298
Short-Term Securities
Money Market Funds	6,477,056	—	—	6,477,056

	$6,477,056	$464,429,450	$—	$470,906,506

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(946,135)	$—	$—	$(946,135)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(5,176,932)	$—	$(5,176,932)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(184,576,932)	$—	$(184,576,932)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

S C H E D U L E O F I N V E S T M E N T S	6